N-4	Oct. 21, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	Oct. 21, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

As of November 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section has been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Invesco V.I. American Value Fund Series II; Invesco Advisers, Inc.	1.01%[1]
Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.83%[1]
Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	1.11%[1]

1To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 1, 2026, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes

●	The Subadvisor for the Pacific Select Fund International Small-Cap will change from FIAM LLC to Wellington Management Company LLP.

Pacific Choice 2 [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	As of November 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section has been deleted and replaced with the following:
Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses
Invesco V.I. American Value Fund Series II; Invesco Advisers, Inc.	1.01%[1]
Pacific Select Fund Dividend Growth Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.83%[1]
Pacific Select Fund International Small-Cap Portfolio Class I; Pacific Life Fund Advisors LLC (Wellington Management Company LLP)	1.11%[1]

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Pacific Choice 2 [Member] | Invesco V.I. American Value Fund Series II [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. American Value Fund Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.01%	[1]
Pacific Choice 2 [Member] | Pacific Select Fund Dividend Growth Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund Dividend Growth Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.83%	[1]
Pacific Choice 2 [Member] | Pacific Select Fund International Small-Cap Portfolio Class I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Pacific Select Fund International Small-Cap Portfolio Class I
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.11%	[1]

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees and/or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.